Derivative Contracts - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Mar. 31, 2019
Foreign exchange contracts | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Purchase of US and foreign exchange	$ 1,402.3	$ 1,696.3
Collateral provided to counterparties as security for the Company's net liability position	3.4	2.9
Foreign exchange contracts | Not Designated as Hedging Instrument | Derivative At Fair Value
Derivative Instruments, Gain (Loss) [Line Items]
Purchase of US and foreign exchange	803.1	687.3
Foreign exchange contracts | Not Designated as Hedging Instrument | Liabilities Under Derivative Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Purchase of US and foreign exchange	599.2	1,009.0
Foreign exchange contracts | Designated as Hedging Instrument | Derivative At Fair Value
Derivative Instruments, Gain (Loss) [Line Items]
Purchase of US and foreign exchange	90.6	85.5
Foreign exchange contracts | Net change from current period hedged transactions | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on foreign currency fair value hedge derivatives	0.3	4.8
Foreign exchange contracts | General, administrative and corporate expenses | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on foreign currency fair value hedge derivatives	(3.2)	0.9
Foreign exchange contracts | Gain (loss) on derivative instruments | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) to net income from derivative instruments	16.0	(14.0)
Interest rate swap | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Initial and variation margin, posted	0.0	111.1
Interest rate swap | Not Designated as Hedging Instrument | Liabilities Under Derivative Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Purchase of US and foreign exchange	0.0	1,800.0	$ 1,800.0	$ 3,138.0
Interest rate swap | Gain (loss) on derivative instruments | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) to net income from derivative instruments	$ (81.1)	$ (130.2)